Summary of Significant Accounting Policies (Details 1) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017
Current Assets
Cash and cash equivalents		$ 5,119,887		$ 4,727,430		$ 3,994,924
Trade and other receivables	$ 327,689	968,926		1,683,305
Inventories	797,690	544,341		497,902
Other current assets	33,194	49,290		141,800
Total Current Assets	4,409,041	6,682,444		7,050,437
Non-Current Assets
Plant and equipment	70,773	17,140		20,384
Inventories	1,722,349	1,862,063		2,171,867
Total Non-Current Assets	1,793,122	1,879,203		2,192,251
TOTAL ASSETS	6,202,163	8,561,647		9,242,688
Current Liabilities
Trade and other payables	384,397	1,091,919		689,326
Employee benefit obligations	89,838	103,612		114,012
Total Current Liabilities	516,411	1,195,531		803,338
Non-Current Liabilities
Employee benefit obligations	22,910	14,980
Total Non-Current Liabilities	41,839	14,980
TOTAL LIABILITIES	558,250	1,210,511		803,338
NET ASSETS	5,643,913	7,351,136		8,439,350
EQUITY
Issued capital	62,426,991	60,289,875		58,372,043
Reserves	1,133,345	4,300,319	[1]	3,096,308	[1]
Accumulated losses	(57,916,423)	(57,239,058)		(52,539,415)
TOTAL EQUITY	$ 5,643,913	7,351,136		8,439,350
Restatement [Member]
Current Assets
Cash and cash equivalents
Trade and other receivables
Inventories
Other current assets
Total Current Assets
Non-Current Assets
Plant and equipment
Inventories
Total Non-Current Assets
TOTAL ASSETS
Current Liabilities
Trade and other payables
Employee benefit obligations
Total Current Liabilities
Non-Current Liabilities
Employee benefit obligations
Total Non-Current Liabilities
TOTAL LIABILITIES
NET ASSETS
EQUITY
Issued capital		(221,451)		(134,729)
Reserves		599,986		489,586
Accumulated losses		(378,535)		(354,857)
TOTAL EQUITY
Revised [Member]
Current Assets
Cash and cash equivalents		5,119,887		4,727,430
Trade and other receivables		968,926		1,683,305
Inventories		544,341		497,902
Other current assets		49,290		141,800
Total Current Assets		6,682,444		7,050,437
Non-Current Assets
Plant and equipment		17,140		20,384
Inventories		1,862,063		2,171,867
Total Non-Current Assets		1,879,203		2,192,251
TOTAL ASSETS		8,561,647		9,242,688
Current Liabilities
Trade and other payables		1,091,919		689,326
Employee benefit obligations		103,612		114,012
Total Current Liabilities		1,195,531		803,338
Non-Current Liabilities
Employee benefit obligations		14,980
Total Non-Current Liabilities		14,980
TOTAL LIABILITIES		1,210,511		803,338
NET ASSETS		7,351,136		8,439,350
EQUITY
Issued capital		60,289,875		58,237,314
Reserves		4,300,319		3,096,308
Accumulated losses		(57,239,058)		(52,894,272)
TOTAL EQUITY		$ 7,351,136		$ 8,439,350

[1]	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.